Condensed Statements of Changes in Shareholders Equity - USD ($)	Total	Marketwise, LLC	Class A	Class A Marketwise, LLC	Class B	Class B Marketwise, LLC	Ordinary Shares	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Class A Members’ units Marketwise, LLC	Accumulated Other Comprehensive Income (Loss) Marketwise, LLC	Total Members’ Deficit Marketwise, LLC	Noncontrolling Interest Marketwise, LLC
Members' equity (deficit), beginning balance		$ (265,742,000)										$ (264,203,000)	$ 0	$ (264,203,000)	$ (1,539,000)
Class A members' units, outstanding, beginning (in shares) at Dec. 31, 2017												631,547
Class A units transferred to Class B (in shares)												(20,000)
Cumulative translation adjustment		38,000											38,000	38,000
Distributions		(26,238,000)										$ (22,017,000)		(22,017,000)	(4,221,000)
Net (loss) income		18,671,000										$ 18,601,000		18,601,000	70,000
Net income (loss)		18,601,000		$ 18,601,000		$ 17,135,000
Class A members' units, outstanding, ending (in shares) at Dec. 31, 2018												611,547
Members' equity (deficit), ending balance at Dec. 31, 2018		(273,271,000)										$ (267,619,000)	38,000	(267,581,000)	(5,690,000)
Members' equity (deficit), beginning balance		(273,271,000)										$ (267,619,000)	38,000	(267,581,000)	(5,690,000)
Class A units transferred to Class B (in shares)												(25,126)
Cumulative translation adjustment		(41,000)											(41,000)	(41,000)
Transaction costs for acquisition of noncontrolling interest - Tradesmith		(443,000)													(443,000)
Minority interest share exchange - Casey Research (in shares)												18,931
Minority interest share exchange - Casey Research		0										$ (2,160,000)		(2,160,000)	2,160,000
Distributions		(22,302,000)										(20,471,000)		(20,471,000)	(1,831,000)
Net (loss) income		27,993,000										$ 27,957,000		27,957,000	36,000
Net income (loss)		$ 27,957,000		24,819,000		17,969,000
Class A members' units, outstanding, ending (in shares) at Dec. 31, 2019		605,352										605,352
Members' equity (deficit), ending balance at Dec. 31, 2019		$ (268,064,000)										$ (262,293,000)	(3,000)	(262,296,000)	(5,768,000)
Members' equity (deficit), beginning balance		(268,064,000)										$ (262,293,000)	(3,000)	(262,296,000)	(5,768,000)
Class A units transferred to Class B (in shares)												(57,886)
Cumulative translation adjustment	$ 27,000	27,000											27,000	27,000
Acquisition of noncontrolling interest		(9,164,000)										$ (12,295,000)		(12,295,000)	3,131,000
Distributions		(66,568,000)										(66,145,000)		(66,145,000)	(423,000)
Net (loss) income	(97,418,000)	(97,418,000)										$ (96,546,000)		(96,546,000)	(872,000)
Net income (loss)	(45,779)	(96,546,000)		(96,546,000)		38,070,000
Ending balance (in shares) at Jun. 30, 2020								0	10,350,000
Class A members' units, outstanding, ending (in shares) at Jun. 30, 2020												547,466
Ending balance at Jun. 30, 2020	(20,779)							$ 0	$ 1,035	$ 23,965	$ (45,779)
Members' equity (deficit), ending balance at Jun. 30, 2020		$ (441,187,000)										$ (437,279,000)	24,000	(437,255,000)	(3,932,000)
Class A members' units, outstanding, beginning (in shares) at Dec. 31, 2019		605,352										605,352
Class A units transferred to Class B (in shares)												(57,886)
Cumulative translation adjustment		$ (14,000)												(14,000)
Acquisition of noncontrolling interest		(9,164,000)										$ (12,295,000)		(12,295,000)	3,131,000
Distributions		(102,277,000)										(101,767,000)		(101,767,000)	(510,000)
Net (loss) income		(541,091,000)										$ (538,373,000)		(538,373,000)	(2,718,000)
Net income (loss)		$ (538,373,000)		(538,373,000)		78,398,000
Ending balance (in shares) at Dec. 31, 2020								7,203,401	10,350,000
Class A members' units, outstanding, ending (in shares) at Dec. 31, 2020		547,466										547,466
Ending balance at Dec. 31, 2020	5,000,003							$ 720	$ 1,035	34,627,888	(29,629,640)
Members' equity (deficit), ending balance at Dec. 31, 2020		$ (920,610,000)										$ (914,728,000)	(17,000)	(914,745,000)	(5,865,000)
Beginning balance (in shares) at Feb. 10, 2020								0	0
Beginning balance at Feb. 10, 2020	0							$ 0	$ 0	0	0
Issuance of Class B ordinary shares to Sponsor (in shares)									10,350,000
Issuance of Class B ordinary shares to Sponsor	25,000								$ 1,035	23,965
Net income (loss)	(17,374)										(17,374)
Ending balance (in shares) at Mar. 31, 2020								0	10,350,000
Ending balance at Mar. 31, 2020	7,626							$ 0	$ 1,035	23,965	(17,374)
Beginning balance (in shares) at Feb. 10, 2020								0	0
Beginning balance at Feb. 10, 2020	0							$ 0	$ 0	0	0
Net income (loss)	(45,779)
Ending balance (in shares) at Jun. 30, 2020								0	10,350,000
Class A members' units, outstanding, ending (in shares) at Jun. 30, 2020												547,466
Ending balance at Jun. 30, 2020	(20,779)							$ 0	$ 1,035	23,965	(45,779)
Members' equity (deficit), ending balance at Jun. 30, 2020		$ (441,187,000)										$ (437,279,000)	24,000	(437,255,000)	(3,932,000)
Beginning balance (in shares) at Feb. 10, 2020								0	0
Beginning balance at Feb. 10, 2020	0							$ 0	$ 0	0	0
Beginning balance (in shares) at Feb. 10, 2020								0	0
Beginning balance at Feb. 10, 2020	0							$ 0	$ 0	0	0
Issuance of Class B ordinary shares to Sponsor (in shares)									10,350,000
Issuance of Class B ordinary shares to Sponsor	25,000								$ 1,035	23,965
Sale of units in initial public offering, net of warrant liability (in shares)								41,400,000
Sale of units in initial public offering, net of warrant liability	397,146,750							$ 4,140		397,142,610
Offering costs	(22,433,477)									(22,433,477)
Excess of cash received over fair value of private placement warrants	1,857,360									1,857,360
Shares subject to possible redemption (in shares)								(34,196,599)
Shares subject to possible redemption	(341,965,990)							$ (3,420)		(341,962,570)
Net income (loss)	(29,629,640)		$ 210,000		$ (350,000)		$ (140,000)			0	(29,629,640)
Ending balance (in shares) at Dec. 31, 2020								7,203,401	10,350,000
Class A members' units, outstanding, ending (in shares) at Dec. 31, 2020		547,466										547,466
Ending balance at Dec. 31, 2020	5,000,003							$ 720	$ 1,035	34,627,888	(29,629,640)
Members' equity (deficit), ending balance at Dec. 31, 2020		$ (920,610,000)										$ (914,728,000)	(17,000)	(914,745,000)	(5,865,000)
Beginning balance (in shares) at Feb. 10, 2020								0	0
Beginning balance at Feb. 10, 2020	0							$ 0	$ 0	0	0
Ending balance (in shares) at Mar. 31, 2021								5,032,391	10,350,000
Ending balance at Mar. 31, 2021	5,000,003							$ 503	$ 1,035	12,918,005	(7,919,540)
Beginning balance (in shares) at Mar. 31, 2020								0	10,350,000
Beginning balance at Mar. 31, 2020	7,626							$ 0	$ 1,035	23,965	(17,374)
Cumulative translation adjustment	103,000
Net (loss) income	(80,956,000)	(80,956,000)
Net income (loss)	(28,405)	(80,045,000)		(80,045,000)		5,757,000					(28,405)
Ending balance (in shares) at Jun. 30, 2020								0	10,350,000
Class A members' units, outstanding, ending (in shares) at Jun. 30, 2020												547,466
Ending balance at Jun. 30, 2020	(20,779)							$ 0	$ 1,035	23,965	(45,779)
Members' equity (deficit), ending balance at Jun. 30, 2020		(441,187,000)										$ (437,279,000)	24,000	(437,255,000)	(3,932,000)
Members' equity (deficit), beginning balance		(441,187,000)										(437,279,000)	24,000	(437,255,000)	(3,932,000)
Members' equity (deficit), beginning balance		$ (920,610,000)										$ (914,728,000)	(17,000)	(914,745,000)	(5,865,000)
Beginning balance (in shares) at Dec. 31, 2020								7,203,401	10,350,000
Class A members' units, outstanding, beginning (in shares) at Dec. 31, 2020		547,466										547,466
Beginning balance at Dec. 31, 2020	5,000,003							$ 720	$ 1,035	34,627,888	(29,629,640)
Shares subject to possible redemption (in shares)								(2,171,010)
Shares subject to possible redemption	(21,710,100)							$ (217)		(21,709,883)
Net income (loss)	21,710,100										21,710,100
Ending balance (in shares) at Mar. 31, 2021								5,032,391	10,350,000
Ending balance at Mar. 31, 2021	5,000,003							$ 503	$ 1,035	12,918,005	(7,919,540)
Beginning balance (in shares) at Dec. 31, 2020								7,203,401	10,350,000
Class A members' units, outstanding, beginning (in shares) at Dec. 31, 2020		547,466										547,466
Beginning balance at Dec. 31, 2020	5,000,003							$ 720	$ 1,035	34,627,888	(29,629,640)
Class A units transferred to Class B (in shares)												(18,947)
Cumulative translation adjustment	(101,000)	$ (101,000)											(101,000)	(101,000)
Acquisition of noncontrolling interest		810,000													810,000
Distributions		(15,929,000)										$ (15,098,000)		(15,098,000)	(831,000)
Net (loss) income	(623,479,000)	(623,479,000)										$ (622,348,000)		(622,348,000)	(1,131,000)
Net income (loss)	(106,865)	$ (622,348,000)		(622,348,000)		6,107,000
Ending balance (in shares) at Jun. 30, 2021								7,214,088	10,350,000
Class A members' units, outstanding, ending (in shares) at Jun. 30, 2021		528,519										528,519
Ending balance at Jun. 30, 2021	5,000,008							$ 721	$ 1,035	34,734,757	(29,736,505)
Members' equity (deficit), ending balance at Jun. 30, 2021		$ (1,559,309,000)										$ (1,552,174,000)	(118,000)	(1,552,292,000)	(7,017,000)
Beginning balance (in shares) at Mar. 31, 2021								5,032,391	10,350,000
Beginning balance at Mar. 31, 2021	5,000,003							$ 503	$ 1,035	12,918,005	(7,919,540)
Cumulative translation adjustment	(84,000)
Net (loss) income	(8,396,000)	(8,396,000)
Shares subject to possible redemption (in shares)								2,181,697
Shares subject to possible redemption	21,816,970							$ 218		21,816,752
Net income (loss)	(21,816,965)	$ (7,895,000)		$ (7,895,000)		$ 456,000					(21,816,965)
Ending balance (in shares) at Jun. 30, 2021								7,214,088	10,350,000
Class A members' units, outstanding, ending (in shares) at Jun. 30, 2021		528,519										528,519
Ending balance at Jun. 30, 2021	$ 5,000,008							$ 721	$ 1,035	$ 34,734,757	$ (29,736,505)
Members' equity (deficit), ending balance at Jun. 30, 2021		$ (1,559,309,000)										$ (1,552,174,000)	(118,000)	(1,552,292,000)	(7,017,000)
Members' equity (deficit), beginning balance		$ (1,559,309,000)										$ (1,552,174,000)	$ (118,000)	$ (1,552,292,000)	$ (7,017,000)